INCOME TAXES (Details Textual) (USD $)	12 Months Ended									105 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2013
Net loss for the year	$ (20,106,911)	$ (5,270,719)	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (3,189,473)	$ (1,881,910)	$ (233,900)	$ (97,637)	$ (41,617,063)
Loss carryforwards	4,576,065	3,710,922	2,871,789							4,576,065
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	34.00%	34.00%	40.00%
Effective Income Tax Rate Reconciliation, Tax Credits, Foreign	12.00%
Income Tax Holiday, Termination Date	5 year
Effective Income Tax Rate, Foreign Entities	12.00%
Operating Loss Carryforwards	$ 912,112	$ 121,696								$ 912,112
Income Tax Holiday, Description	there is a 5 year tax holiday from the start of production which has not commenced as of December 31, 2013